Expense Example	Jun. 26, 2026 USD ($)
Blueprint Adaptive Growth Allocation Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 135
Expense Example, with Redemption, 3 Years	413
Expense Example, with Redemption, 5 Years	711
Expense Example, with Redemption, 10 Years	1,560
HVIA Equity Fund | HVIA Equity Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	436
Expense Example, with Redemption, 5 Years	768
Expense Example, with Redemption, 10 Years	1,707
HVIA Equity Fund | HVIA Equity Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	358
Expense Example, with Redemption, 5 Years	635
Expense Example, with Redemption, 10 Years	1,425
Nia Impact Solutions Fund | Nia Impact Solutions Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	703
Expense Example, with Redemption, 10 Years	$ 1,591